Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2025
Bonus Programs [Abstract]
Summary of Number of Shares Held by the Trust
As of December 31, 2025 and 2024, the changes in the number of shares held by the trust associated with the Company’s share-based payment plans are as follows:

	Number of Shares
	FEMSA UBD		KOF UBL
	2025	2024	2025	2024
Beginning balance	6,208,237	7,283,198	1,874,651	1,904,240
Shares acquired by the administrative trust to employees	3,923,707	2,768,091	838,996	904,246
Shares released from administrative trust to employees upon vesting	(3,940,191)	(3,843,052)	(1,059,870)	(933,835)
Ending balance	6,191,753	6,208,237	1,653,777	1,874,651